Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, Par value	$ 0.0001	$ 0.0001
Common stock, Shares authorized	1,000,000,000	183,300,000
Common stock, Shares issued	185,993,058	39,510,108
Treasury stock, Common shares	0	483,479